DEFERRED TAX ASSETS AND LIABILITIES (Details 4) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)
Deferred Tax Assets And Liabilities
Deductible temporary differences with no deferred tax assets recognized	$ 3,179	¥ 21,929	¥ 13,148
Tax losses with no deferred tax assets recognized	2,330	16,073	16,536
Total	$ 5,509	¥ 38,002	¥ 29,684